INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2026	Jan. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF TAX EXPENSE FOR FEDERAL INCOME TAX PURPOSES

	April 30, 2026	January 31, 2026
Tax expense (benefit) at the statutory rate	$(237,327)	$(335,674)
State income taxes, net of federal income tax benefit	(56,506)	(79,922)
Change in valuation allowance	293,833	415,596
Total	$-	$-

	January 31,	January 31,
	2026	2025
Tax expense (benefit) at the statutory rate	$(335,674)	$(451,863)
State income taxes, net of federal income tax benefit	(79,922)	(107,586)
Change in valuation allowance	415,596	559,449
Total	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The tax effect of significant components of the Company’s deferred tax assets and liabilities at April 30, 2026, and January 31, 2026, are as follows:

	April 30, 2026	January 31, 2026
Deferred tax assets:
Net operating loss carryforward	$2,020,795	$1,726,961
Timing differences	-	-
Total gross deferred tax assets	2,020,795	1,726,961
Less: Deferred tax asset valuation allowance	(2,020,795)	(1,726,961)
Total net deferred taxes	$-	$-

The tax effect of significant components of the Company’s deferred tax assets and liabilities at January 31, 2026, and 2025, are as follows:

	January 31,	January 31,
	2026	2025
Deferred tax assets:
Net operating loss carryforward	$1,726,961	$1,311,365
Timing differences	-	-
Total gross deferred tax assets	1,726,961	1,311,365
Less: Deferred tax asset valuation allowance	(1,726,961)	(1,311,365)
Total net deferred taxes	$-	$-